INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income tax expense benefit	$ 0	$ 0	$ 0	$ 0